SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                         RULE 23C-2 NOTICE OF INTENTION
                              TO REDEEM SECURITIES

                                       OF

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC
                              One Corporate Center
                            Rye, New York 10580-1434
                                 (914) 921-5100

                                    under the

                         Investment Company Act of 1940

                    Investment Company Act File No. 811-05715

                                  ____________

(1) Title of the class of securities of The Gabelli Convertible and Income Securities Fund Inc. (the "Fund") to be redeemed:

         8% Cumulative Preferred Stock, par value of $0.001 per share, liquidation preference of $25 per share ("Preferred Stock").

(2) The date on which the securities are to be called or redeemed:

         February 11, 2003.

(3) The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

         The shares of Preferred Stock are to be redeemed pursuant to Article II, paragraph 3(b) of the Fund's Articles Supplementary creating and fixing the rights of the Preferred Stock, filed with the Securities and Exchange Commission on May 9, 1997 as Exhibit A(2) to the Fund's Registration Statement on Form N-2.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

         The Fund intends to redeem all remaining (600,000) shares of the outstanding shares of Preferred Stock.


                                   SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Maryland, on this 9th day of January 2003.


                                      THE GABELLI CONVERTIBLE AND INCOME
                                      SECURITIES FUND INC.


                                      By:   /s/ Bruce N. Alpert
                                           ---------------------------
                                      Name:  Bruce N. Alpert
                                      Title: Vice President and Treasurer